Significant Accounting Policies - Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Computer and Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	4 years
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	4 years
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	4 years
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	4 years